SHAREHOLDERS' EQUITY - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 01, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital
Shares issued	16,357,703	156,032
Common stock, shares issued			11,839,304	11,275,788	34,795,313
Common stock, shares outstanding			11,839,304	11,275,788	34,795,313
Stock options
Share Capital
Shares available for issuance				5,637,894
Maximum percentage				10.00%
Shares issued				3,743,000
Common stock, shares issued				56,378,939
Common stock, shares outstanding				56,378,939
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)			3,743,000	3,186,000	3,335,000
Options granted (in shares)				865,000	1,501,000
Options exercised (in shares)				(50,000)	(650,000)
Options canceled / expired (in shares)				(258,000)	(1,000,000)
Options at end of period (in shares)			1,014,100	3,743,000	3,186,000
Options vested and exercisable as at end of the period			636,008	2,352,601
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)			$ 1.05	$ 1.12	$ 0.48
Options granted (in dollars per share)				0.95	1.56
Options exercised (in dollars per share)				0.50	0.15
Options canceled / expired (in dollars per share)				1.60	0.05
Exercise Price at end of period (in dollars per share)			5.16	1.05	$ 1.12
Exercise Price vested and exercisable (in dollars per share)			$ 4.93	$ 0.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining life (in years)			3 years 7 months 13 days	4 years	4 years 7 months 13 days
Weighted Average Remaining life vested and exercisable (in years)				3 years 11 months 23 days
Aggregate Intrinsic Value				$ 1,053
Aggregate Intrinsic Value vested and exercisable				$ 995